Shareholder Report, Holdings (Details) - Fidelity Commodity Strategy Central Fund	Jan. 31, 2025
MSIndustrialMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	36.70%
MSPreciousMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.30%
MSLivestockSectorMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Agricultural Sector Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	22.80%
DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	133.50%
AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	57.20%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	42.80%